PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Aerospace & Defense 1.8%
Axon Enterprise, Inc.*	588	$430,551
Boeing Co. (The)*	7,442	1,495,991
General Electric Co.	19,755	6,103,307
		8,029,849
Automobiles 4.0%
Tesla, Inc.*	39,554	18,058,774
Banks 0.1%
NU Holdings Ltd. (Brazil) (Class A Stock)*	27,849	448,647
Beverages 0.4%
Coca-Cola Co. (The)	23,015	1,585,734
Biotechnology 2.9%
AbbVie, Inc.	24,218	5,280,493
Alnylam Pharmaceuticals, Inc.*	1,052	479,754
Amgen, Inc.	5,424	1,618,684
Gilead Sciences, Inc.	4,582	548,878
Natera, Inc.*	2,319	461,319
Neurocrine Biosciences, Inc.*	12,950	1,854,569
Vertex Pharmaceuticals, Inc.*	6,738	2,867,491
		13,111,188
Broadline Retail 6.1%
Amazon.com, Inc.*	105,648	25,801,354
Coupang, Inc. (South Korea)*	34,074	1,089,346
MercadoLibre, Inc. (Brazil)*	195	453,816
		27,344,516
Capital Markets 0.1%
Moody’s Corp.	1,116	536,015
Communications Equipment 1.0%
Arista Networks, Inc.*	29,389	4,634,351
Construction & Engineering 0.7%
Comfort Systems USA, Inc.	2,427	2,343,463
Quanta Services, Inc.	1,630	732,082
		3,075,545
Consumer Finance 0.6%
American Express Co.	6,935	2,501,663
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp.	5,959	5,431,331
Walmart, Inc.	52,669	5,329,049
		10,760,380
Electric Utilities 0.4%
Constellation Energy Corp.	2,409	908,193
NRG Energy, Inc.	4,464	767,183
		1,675,376

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.5%
GE Vernova, Inc.	3,612	$2,113,526
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp. (Class A Stock)	57,558	8,020,132
Entertainment 3.2%
Netflix, Inc.*	10,781	12,062,430
ROBLOX Corp. (Class A Stock)*	7,773	883,946
Spotify Technology SA*	1,792	1,174,333
		14,120,709
Financial Services 4.3%
Mastercard, Inc. (Class A Stock)	23,217	12,815,552
Visa, Inc. (Class A Stock)	18,985	6,468,949
		19,284,501
Ground Transportation 0.9%
Uber Technologies, Inc.*	43,369	4,185,108
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp.*	9,541	960,970
Intuitive Surgical, Inc.*	5,465	2,919,840
		3,880,810
Health Care Technology 0.1%
Veeva Systems, Inc. (Class A Stock)*	1,915	557,648
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc. (Class A Stock)*	18,345	2,321,376
Hilton Worldwide Holdings, Inc.	5,013	1,288,140
Texas Roadhouse, Inc.	20,525	3,357,480
		6,966,996
Independent Power & Renewable Electricity Producers 0.4%
Vistra Corp.	8,266	1,556,488
Insurance 0.6%
Progressive Corp. (The)	13,471	2,775,026
Interactive Media & Services 11.2%
Alphabet, Inc. (Class A Stock)	99,592	28,004,274
Meta Platforms, Inc. (Class A Stock)	29,745	19,285,171
Pinterest, Inc. (Class A Stock)*	83,367	2,759,448
		50,048,893
IT Services 1.0%
Cloudflare, Inc. (Class A Stock)*	6,110	1,547,663
Shopify, Inc. (Canada) (Class A Stock)*	9,259	1,609,770
Snowflake, Inc.*	4,853	1,333,992
		4,491,425
Machinery 0.8%
Caterpillar, Inc.	6,507	3,756,231

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals 2.7%
Eli Lilly & Co.	14,172	$12,228,452
Semiconductors & Semiconductor Equipment 22.3%
Advanced Micro Devices, Inc.*	21,321	5,460,735
Applied Materials, Inc.	17,335	4,040,789
Astera Labs, Inc.*	4,087	762,961
Broadcom, Inc.	72,948	26,963,769
Lam Research Corp.	17,479	2,752,243
Lattice Semiconductor Corp.*(a)	9,813	715,956
MACOM Technology Solutions Holdings, Inc.*	5,261	779,312
Monolithic Power Systems, Inc.	3,698	3,716,490
NVIDIA Corp.	232,068	46,991,449
Onto Innovation, Inc.*	5,269	711,104
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	20,953	6,294,910
Texas Instruments, Inc.	5,082	820,540
		100,010,258
Software 17.3%
Appfolio, Inc. (Class A Stock)*	5,105	1,298,865
AppLovin Corp. (Class A Stock)*	6,662	4,245,893
Cadence Design Systems, Inc.*	13,439	4,551,655
Crowdstrike Holdings, Inc. (Class A Stock)*	7,283	3,954,742
Datadog, Inc. (Class A Stock)*	6,204	1,010,073
Fair Isaac Corp.*	1,540	2,555,676
HubSpot, Inc.*	2,998	1,474,776
Intuit, Inc.	8,845	5,904,480
Microsoft Corp.	55,457	28,716,189
Oracle Corp.	29,116	7,646,153
Palo Alto Networks, Inc.*	16,766	3,692,544
Salesforce, Inc.	14,766	3,845,214
Samsara, Inc. (Class A Stock)*	11,373	456,853
ServiceNow, Inc.*	7,754	7,128,097
Zscaler, Inc.*	2,751	910,966
		77,392,176
Specialty Retail 2.1%
Home Depot, Inc. (The)	10,373	3,937,487
Industria de Diseno Textil SA (Spain)	24,717	1,364,883
O’Reilly Automotive, Inc.*	5,975	564,279
TJX Cos., Inc. (The)	25,040	3,509,105
		9,375,754
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	96,588	26,114,498
Textiles, Apparel & Luxury Goods 1.0%
adidas AG (Germany)	5,138	971,505
NIKE, Inc. (Class B Stock)	8,552	552,374
On Holding AG (Switzerland) (Class A Stock)*	11,381	422,804
Ralph Lauren Corp.	8,373	2,676,513
		4,623,196

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.1%
Core & Main, Inc. (Class A Stock)*(a)	10,758	$561,352

Total Long-Term Investments (cost $209,835,390)		443,825,217

Short-Term Investments 1.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	4,091,421	4,091,421
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $980,657; includes $967,100 of cash collateral for securities on loan)(b)(wb)	981,246	980,657

Total Short-Term Investments (cost $5,072,078)		5,072,078

TOTAL INVESTMENTS 100.3% (cost $214,907,468)		448,897,295
Liabilities in excess of other assets (0.3)%		(1,180,688)

Net Assets 100.0%		$447,716,607

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $940,812; cash collateral of $967,100 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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